Fair Value of Assets and Liabilities - Assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Fair value	$ 23,907	$ 21,725
Equity securities, at fair value (cost $1,107 and $1,123)	1,536	1,469
Short-term investments	974	1,191
Other investments:
Other investments: Free-standing derivatives			$ 1
Counterparty and cash collateral netting	(6)	(10)
Separate account assets	3,294	3,009
Derivative asset, fair value	$ (6)	$ (10)
% of total assets at fair value	0.00%	0.00%
Total	$ 30,658	$ 28,291
Liabilities
Counterparty and cash collateral netting	9	3
Total liabilities at fair value, Counterparty and cash collateral netting	$ 9	$ 3
Liabilities as percent of liabilities measured at fair value	(1.40%)	(0.60%)
Fair value
Assets
Fair value	$ 23,907	$ 21,725
Equity securities, at fair value (cost $1,107 and $1,123)	1,536	1,469
Short-term investments	974	1,191
Other investments:
Other investments: Free-standing derivatives	184	124
Separate account assets	3,294	3,009
Total assets at fair value	$ 29,895	$ 27,518
% of total assets at fair value	100.00%	100.00%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ (516)	$ (427)
Other liabilities: Free-standing derivatives	(110)	(62)
Total recurring basis liabilities	$ (626)	$ (489)
Liabilities as percent of liabilities measured at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fair value	$ 1,105	$ 882
U.S. government and agencies | Fair value
Assets
Fair value	1,105	882
Municipal
Assets
Fair value	2,007	1,755
Municipal | Fair value
Assets
Fair value	2,007	1,755
Corporate - public | Fair value
Assets
Fair value	14,566	12,802
Corporate - privately placed | Fair value
Assets
Fair value	5,690	5,639
Foreign government
Assets
Fair value	96	149
Foreign government | Fair value
Assets
Fair value	96	149
ABS
Assets
Fair value	424	317
ABS | Fair value
Assets
Fair value	424	317
MBS
Assets
Fair value	19	181
MBS | Fair value
Assets
Fair value	19	181
Quoted prices in active markets for identical assets (Level 1)
Assets
Fair value	784	590
Equity securities, at fair value (cost $1,107 and $1,123)	1,408	1,340
Short-term investments	601	493
Other investments:
Other investments: Free-standing derivatives	0	0
Separate account assets	3,294	3,009
Total assets at fair value	$ 6,087	$ 5,432
% of total assets at fair value	20.30%	19.70%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ 0	$ 0
Other liabilities: Free-standing derivatives	0	0
Total recurring basis liabilities	$ 0	$ 0
Liabilities as percent of liabilities measured at fair value	0.00%	0.00%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fair value	$ 784	$ 590
Quoted prices in active markets for identical assets (Level 1) | Municipal
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate - public
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate - privately placed
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Foreign government
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | ABS
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | MBS
Assets
Fair value	0	0
Significant other observable inputs (Level 2)
Assets
Fair value	22,970	20,927
Equity securities, at fair value (cost $1,107 and $1,123)	14	13
Short-term investments	373	698
Other investments:
Other investments: Free-standing derivatives	190	134
Separate account assets	0	0
Total assets at fair value	$ 23,547	$ 21,772
% of total assets at fair value	78.80%	79.10%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ 0	$ 0
Other liabilities: Free-standing derivatives	(119)	(65)
Total recurring basis liabilities	$ (119)	$ (65)
Liabilities as percent of liabilities measured at fair value	19.00%	13.30%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fair value	$ 321	$ 292
Significant other observable inputs (Level 2) | Municipal
Assets
Fair value	1,958	1,715
Significant other observable inputs (Level 2) | Corporate - public
Assets
Fair value	14,535	12,777
Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fair value	5,622	5,517
Significant other observable inputs (Level 2) | Foreign government
Assets
Fair value	96	149
Significant other observable inputs (Level 2) | ABS
Assets
Fair value	419	301
Significant other observable inputs (Level 2) | MBS
Assets
Fair value	19	176
Significant unobservable inputs (Level 3)
Assets
Fair value	153	208
Equity securities, at fair value (cost $1,107 and $1,123)	114	116
Short-term investments	0	0
Other investments:
Other investments: Free-standing derivatives	0	0
Separate account assets	0	0
Total assets at fair value	$ 267	$ 324
% of total assets at fair value	0.90%	1.20%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ (516)	$ (427)
Other liabilities: Free-standing derivatives	0	0
Total recurring basis liabilities	$ (516)	$ (427)
Liabilities as percent of liabilities measured at fair value	82.40%	87.30%
Significant unobservable inputs (Level 3) | U.S. government and agencies
Assets
Fair value	$ 0	$ 0
Significant unobservable inputs (Level 3) | Municipal
Assets
Fair value	49	40
Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fair value	31	25
Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fair value	68	122
Significant unobservable inputs (Level 3) | Foreign government
Assets
Fair value	0	0
Significant unobservable inputs (Level 3) | ABS
Assets
Fair value	5	16
Significant unobservable inputs (Level 3) | MBS
Assets
Fair value	0	5
Investments reported at NAV
Other investments:
Investments reported at NAV	$ 763	$ 773